Document and Entity Information	Oct. 13, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001841968
Document Type	8-K/A
Document Period End Date	Oct. 13, 2022
Entity Registrant Name	P10, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40937
Entity Tax Identification Number	87-2908160
Entity Address, Address Line One	4514 Cole Avenue
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75205
City Area Code	(214)
Local Phone Number	865-7998
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	PX
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On October 13, 2022, P10, Inc. (“P10” or the “Company”) filed a Current Report on Form 8-K (the “Initial Form 8-K”) to report the completion of the acquisition (the “Acquisition”) of all of the outstanding membership interests of Westech Investment Advisors LLC, a California limited liability company (“WTI”), pursuant to a previously announced Sale and Purchase Agreement, dated August 25, 2022, by and among WTI, the Company, P10 Intermediate Holdings, LLC, Westech Investment Management, Inc., Maurice C. Werdegar, David R. Wanek, the Bonnie Sue Swenson Survivors Trust, Jay L. Cohan, and David R. Wanek (in his capacity as the Seller Representative). The Initial Form 8-K stated that the historical financial statements of WTI and pro forma financial information related to the Acquisition would be filed, as permitted under Items 9.01(a) and 9.01(b) of Form 8-K, by an amendment to the Initial Form 8-K. This amendment to the Initial Form 8-K on Form 8-K/A amends and supplements the Initial Form 8-K to include the financial statements of WTI and pro forma financial information as described in Items 9.01(a) and 9.01(b) of Form 8-K. No other amendments are being made to the Initial Form 8-K. This Current Report on Form 8-K/A should be read in conjunction with the Initial Form 8-K, which provides a more complete description of the Acquisition. The pro forma financial information included in this Form 8-K/A has been presented for informational purposes only, are based on various adjustments and assumptions and is not necessarily indicative of what the Company’s consolidated statement of operations or consolidated statement of financial condition would have been had the Acquisition and other adjustments been completed as of the dates indicated or will be for any future periods.